Firsthand Capital Management, Inc.
125 South Market Street, Suite 1300
San Jose, CA 95113
T    408.294.2200
F    408.289.5575

Via EDGAR
Attn: Mr. Kevin Rupert
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
April 30, 2009

Re:     Firsthand Funds (the “Trust” or the “Registrant”); 485(b) Annual Update Filing

Dear Mr. Rupert:

On behalf of the above-referenced Registrant, please find enclosed herewith for filing pursuant to Rule 485(b) under the Securities Act of 1933 and the Investment Company Act of 1940, Post Effective Amendment No. 40 for the Registrant.  The purposes of this filing are to (1) update financial and other information, as required by Section 10(a)(3) of the Securities Act and Rule 8b-16 under the Investment Company Act of 1940, as amended, with respect to each series of the Trust and (2) to respond to your comments provided telephonically to the undersigned on February 20, 2009 relating to the Registrant’s 485(a) filing on February 5, 2009 relating to this annual update. The following are our responses to your comments:

Comment 1: Provide the Tandy representations in the response letter.

As requested, the Registrant represents as follows:

We acknowledge that:

•      the Registrant is responsible for the adequacy and accuracy of the disclosure in Trust filings;

•      should the Securities and Exchange Commission (the “Commission”) or the staff, acting pursuant to delegated authority, declare the filling effective, it does not foreclose the Commission from taking any action with respect to the filing;

•      the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•      the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Comment 2: The 497 previously filed relating to illiquid holdings disclosures needs to be incorporated into the 485(b).

Comment accepted.  We have incorporated the prospectus supplement language into the Prospectus.

April 30, 2009

Comment 3: Identify a plan on how to bring the illiquid securities percentage of Firsthand Technology Value Fund into compliance.

Comment accepted. A written plan titled “Firsthand Technology Value Fund Illiquid Percentage Reduction Plan” was adopted by the Registrant on March 3, 2009 to address this issue.  A copy of the plan was sent to Matthew O’Toole (Assistant Regional Director, Investment Management Examinations, San Francisco Regional Office, U.S. Securities and Exchange Commission) by letter dated March 4, 2009.

Comment 4: On page 4 remove the sentence that the Fund is only appropriate to long-term investors.

Comment accepted.  The language has been removed.

Comment 5: Various fund performance charts are blank and needs to be updated.

Comment accepted.  This charts have been updated.

Comment 6: Obtain accountants’ consent and complete financial highlights.

Comment accepted. We have included the required consent and information with this filing.

Comment 7: Update the biography of all trustees of Firsthand Funds to include directorships in privately held companies and other investment companies.

Comment accepted.    We confirm that the biography of the trustees now includes all required information (including Greg Burglin and Kevin Tanner’s prior service as trustees of Black Pearl Funds and Kevin Landis’ serving as a director for various private companies).

As required under Rule 485(b), the undersigned represents that the enclosed Post-Effective Amendment No. 40 does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the Securities Act of 1933.  Should you have any questions concerning this letter or the information referenced herein, please contact the undersigned at 408-521-4138.

Very truly yours,

/s/ Kelvin K. Leung

Kelvin K. Leung
General Counsel
Firsthand Capital Management, Inc.

cc:  Kevin Landis, President, Firsthand Capital Management, Inc.